FINANCE COSTS - Disclosure of Finance Costs Recognized (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure Of Finance Costs [Abstract]
Lease finance charges	$ 11,859	$ 10,784
Interest on debt: Working capital loan - BDC	0	1,083
Interest on debt: Term loan	0	170
Other finance costs	462	1,262
Total Finance Costs	$ 12,321	$ 13,299